Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0135 per share ("ordinary shares")
Amount Registered | shares	156,333
Proposed Maximum Offering Price per Unit	1.59
Maximum Aggregate Offering Price	$ 248,569.47
Fee Rate	0.01381%
Amount of Registration Fee	$ 34.33
Offering Note	1. In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this registration statement shall also cover any additional ordinary shares as may be offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions pursuant to the terms of the Silexion Therapeutics Corp 2024 Equity Incentive Plan (the "2024 Plan"). 2. Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $ per share, which represents the average of the high ($1.636) and low ($1.54) prices of the ordinary shares as reported on the Nasdaq Capital Market on February 13, 2026. 3. Represents ordinary shares available for issuance pursuant to potential future grants under the 2024 Plan.